Intangible assets (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Intangible Assets
30 June 2019					31 December 2018
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	42 133	2 949	2 692	691	48 465	48 871
Effect of movements in foreign exchange	169	(3)	4	5	175	(1 765)
Acquisitions through business combinations	301	—	5	1	307	24
Acquisitions and expenditures	—	8	39	66	113	668
Disposals	—	(11)	(18)	—	(29)	(96)
Disposals through the sale of subsidiaries	(15)	—	—	—	(15)	(47)
Transfer (to)/from other asset categories and other movements[1]	5	52	(224)	(66)	(233)	810

Balance at end of period	42 593	2 995	2 498	697	48 783	48 465
Amortization and impairment losses
Balance at end of previous year	(32)	(1 479)	(2 002)	(121)	(3 634)	(2 997)
Effect of movements in foreign exchange	—	2	(4)	(1)	(3)	164
Amortization	—	(79)	(159)	(24)	(262)	(445)
Disposals	—	11	15	—	26	14
Disposals through the sale of subsidiaries	—	—	—	—	—	30
Transfer to/(from) other asset categories and other movements[1]	—	(24)	312	(3)	285	(400)

Balance at end of period	(32)	(1 569)	(1 838)	(149)	(3 588)	(3 634)
Carrying value
at 31 December 2018	42 101	1 470	690	570	44 831	44 831
at 30 June 2019	42 561	1 426	660	548	45 195	—